Contingent liabilities and commitments - Summary of contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 83,792,768	£ 64,625,859
Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	26,565	26,829
Commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	353,777	337,935
Carried at fair value | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	988	1,266
Carried at fair value | Commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	15,350	15,203
Guarantees and letters of credit pledged as collateral security | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	16,814	17,578
Performance guarantees, acceptances and endorsements | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	9,751	9,251
Documentary credits and other short-term trade related transactions | Commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	1,433	2,352
Standby facilities, credit lines and other commitments | Commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 352,344	£ 335,583